Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	MML Series Investment Fund II
Central Index Key	dei_EntityCentralIndexKey	0001317146
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 08, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 08, 2015
Prospectus Date	rr_ProspectusDate	May 01, 2015